Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 950,910	$ 1,223,837
Mortgage loans at fair value	11,736,642	7,916,515
Derivative assets	143,807	61,072
Investment securities at fair value, pledged	41,809	0
Accounts receivable, net	340,028	253,600
Mortgage servicing rights - fair value as of September 30, 2021; amortized cost as of December 31, 2020 (see Note 1 and Note 5)	2,900,310	1,756,864
Premises and equipment, net	145,774	107,572
Operating lease right-of-use asset, net (includes $105,594 and $92,571 with related parties)	105,902	93,098	$ 79,500
Finance lease right-of-use asset (includes $29,129 and $0 with related parties)	60,113	22,929	0
Other assets	55,655	57,989
Total assets	16,480,950	11,493,476
Liabilities and equity
Warehouse lines of credit	10,487,950	6,941,397
Accounts payable and accrued expenses	1,229,483	847,745
Accrued dividends payable	10,087	0
Derivative liabilities	61,434	66,237
Borrowings against investment securities	32,560	0
Equipment note payable	2,343	26,528
Operating lines of credit	0	320,300
Senior notes	1,484,370	789,323
Operating lease liability (includes $117,516 and $104,006 with related parties)	117,824	104,534	91,800
Finance lease liability (includes $29,462 and $0 with related parties)	60,871	23,132	0
Total liabilities	13,486,922	9,119,196
Equity
Preferred stock, $0.0001 par value - 100,000,000 shares authorized, none issued and outstanding as of June 30, 2021	0
Additional paid-in capital	313	24,839
Retained earnings	129,815	2,349,441
Non-controlling interest	2,863,740	0
Total equity	2,994,028	2,374,280
Member's Equity:
Total member's equity		2,374,280	661,323
Total liabilities and equity	16,480,950	11,493,476
Common Class A
Equity
Common stock, $0.0001 par value	10
Common Class B
Equity
Common stock, $0.0001 par value	0
Common Class C
Equity
Common stock, $0.0001 par value	0
Common Class D
Equity
Common stock, $0.0001 par value	$ 150
UNITED WHOLESALE MORTGAGE, LLC
Assets
Cash and cash equivalents		1,223,837	133,283
Mortgage loans at fair value		7,916,515	5,446,310
Derivative assets		61,072	24,689
Accounts receivable, net		253,600	163,473
Mortgage servicing rights - fair value as of September 30, 2021; amortized cost as of December 31, 2020 (see Note 1 and Note 5)		1,756,864	731,353
Premises and equipment, net		107,572	61,365
Operating lease right-of-use asset, net (includes $105,594 and $92,571 with related parties)		93,098	79,485
Finance lease right-of-use asset (includes $29,129 and $0 with related parties)		22,929
Other assets		57,989	14,136
Total assets		11,493,476	6,654,094
Liabilities and equity
Warehouse lines of credit		6,941,397	5,189,587
Accounts payable and accrued expenses		847,745	282,995
Derivative liabilities		66,237	22,409
Equipment note payable		26,528	30,000
Operating lines of credit		320,300	376,000
Senior notes		789,323
Operating lease liability (includes $117,516 and $104,006 with related parties)		104,534	91,780
Finance lease liability (includes $29,462 and $0 with related parties)		23,132
Total liabilities		9,119,196	5,992,771
Equity
Additional paid-in capital		24,839	24,839
Retained earnings		2,349,441	636,484
Member's Equity:
Membership units		0	0
Total member's equity		2,374,280	661,323
Total liabilities and equity		$ 11,493,476	$ 6,654,094